Other Non-Current Assets (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Other Non-Current Assets [Abstract]
Fixed deposit	$ 3,778,633	¥ 27,400,000
Interest rate deposit	3.20%	3.20%